Borrowings from Financial Institutions	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Borrowings from Financial Institutions
21.	Borrowings from Financial Institutions:

As of December 31, 2018 and 2019, borrowings from financial institutions are detailed as follows:

	2018	2019
	MCh$	MCh$

Domestic banks
Banco do Brasil	7,001	3,900
Banco Santander	—	2,314
Banco Security	374	—
Subtotal domestic banks	7,375	6,214

Foreign banks
Foreign trade financing
Citibank N.A.	212,329	285,974
Bank of New York Mellon	152,828	224,812
Sumitomo Mitsui Banking	196,571	213,534
Bank of America	210,279	194,704
Wells Fargo Bank	225,087	139,845
The Bank of Nova Scotia	122,080	133,539
Zürcher Kantonalbank	55,621	78,872
Standard Chartered Bank	296	70,128
JP Morgan Chase Bank	62,557	60,150
Toronto Dominion Bank	84,056	22,556
ING Bank	—	10,987
Commerzbank AG	1,084	2,201
Mizuho Bank Ltd.	63,651	—
Others	24	89
Borrowings and other obligations
Wells Fargo Bank	104,637	113,377
Citibank N.A.	15,940	6,198
ING Bank NV	—	88
Deutsche Bank AG	161	—
Standard Chartered Bank	1,612	—
Bank of America	486	—
Others	85	9
Subtotal foreign banks	1,509,384	1,557,063

Chilean Central Bank	—	—

Total	1,516,759	1,563,277